Portfolio of Investments January 31, 2025
NUW
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 101.1%
273892878 MUNICIPAL BONDS - 101 .1% 273892878
ALABAMA - 2.0%
$ 2,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D, (Mandatory Put 11/01/34)
5 .000% 03/01/55 $ 2,138,227
1,990,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5 .000 05/01/55 2,109,602
1,000,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32)
5 .000 06/01/49 1,062,275
TOTAL ALABAMA 5,310,104
ARIZONA - 1.6%
1,000,000 Arizona Board of Regents, University of Arizona, System Revenue
Bonds, Green Series 2016B
5 .000 06/01/46 1,016,858
3,045,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5 .000 12/01/37 3,282,684
TOTAL ARIZONA 4,299,542
CALIFORNIA - 11.5%
1,730,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0 .000 09/01/30 1,435,283
1,250,000 Burbank-Glendale-Pasadena Airport Authority, California, Airport
Revenue Bonds, Senior Series 2024A - AGM Insured
4 .000 07/01/54 1,209,344
1,170,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2024A
5 .250 12/01/43 1,259,278
340,000 (a) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination
Project Pipeline, Refunding Series 2019
5 .000 07/01/39 350,075
450,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
6 .500 11/01/39 555,987
10,200,000 Palomar Pomerado Health, California, General Obligation Bonds,
Series 2009A - AGC Insured
7 .000 08/01/38 11,490,546
1,030,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement District
2007-1, Series 2011A
0 .000 08/01/35 711,127
2,470,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Governmental Purpose
Second Series 2017B
5 .000 05/01/47 2,533,631
12,955,000 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G - AGM Insured
0 .000 08/01/35 8,620,550
5,185,000 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015
0 .000 08/01/44 1,869,358
1,000,000 Southern California Public Power Authority, California, Revenue
Bonds, Clean Energy Project Revenue Bonds, Series 2024A,
(Mandatory Put 9/01/30)
5 .000 04/01/55 1,051,950
TOTAL CALIFORNIA 31,087,129
COLORADO - 5.0%
1,205,000 Adams and Weld Counties School District 27J, Brighton,
Colorado, General Obligation Bonds, Series 2024A
5 .000 12/01/47 1,300,118
3,000,000 Aurora, Colorado, Water Revenue Bonds, First Lien Series 2024 5 .000 08/01/49 3,224,856
375,000 Bennett, Colorado, Wastewater Revenue Bonds, Series 2024 5 .000 12/01/44 403,947
1,500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/36 1,519,118
1,750,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2019A
4 .000 12/01/38 1,666,566
5,885,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/34 4,114,687
200,000 Hunters Overlook Metropolitan District 5, Severance, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024
5 .000 12/01/44 213,764

Portfolio of Investments January 31, 2025
(continued)
NUW

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,000,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .500% 11/15/38 $ 1,197,665
TOTAL COLORADO 13,640,721
DISTRICT OF COLUMBIA - 0.3%
725,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Dedicated Revenue Bonds, Series 2020A
5 .000 07/15/45 758,764
TOTAL DISTRICT OF COLUMBIA 758,764
FLORIDA - 3.3%
1,655,000 Fort Myers, Florida, Utility System Revenue Bonds, Refunding
Series 2019A
4 .000 10/01/49 1,565,924
500,000 Gainesville, Florida, Utilities System Revenue Bonds, Series
2017A
5 .000 10/01/36 519,666
1,000,000 Highlands County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Adventist Health Obligated Group, Series
2024C, (Mandatory Put 11/15/31)
5 .000 11/15/59 1,109,940
1,500,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .250 11/15/49 1,617,506
1,000,000 JEA, Florida, Water and Sewer System Revenue Bonds, Series
2020A
5 .000 10/01/34 1,083,035
535,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village, Series
2015A - AGM Insured
5 .000 02/01/44 537,668
1,965,000 Miami-Dade County, Florida, Water and Sewer System Revenue
Bonds, Series 2024A
5 .250 10/01/54 2,110,659
510,000 Putnam County Development Authority, Florida, Pollution
Control Revenue Bonds, Seminole Electric Cooperatice, Inc.
Project, Refunding Series 2018B
5 .000 03/15/42 520,861
TOTAL FLORIDA 9,065,259
GEORGIA - 2.3%
2,000,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2017B
5 .250 02/15/45 2,046,690
1,145,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5 .000 04/01/54 1,215,909
1,470,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2019A - BAM Insured
5 .000 01/01/49 1,500,326
1,790,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2015A
0 .000 01/01/32 1,343,874
TOTAL GEORGIA 6,106,799
ILLINOIS - 7.9%
2,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 2,055,997
7,500,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2023A
5 .250 05/15/54 7,968,362
375,000 (b) Illinois Finance Authority, State of Illinois Clean Water Initiative
Revolving Fund Revenue Bonds, Series 2017, (Pre-refunded
1/01/27)
5 .000 07/01/37 389,455
1,000,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/47 1,072,598
1,500,000 Illinois State, General Obligation Bonds, November Series 2017D 5 .000 11/01/27 1,569,933
525,000 Illinois State, General Obligation Bonds, October Series 2016 5 .000 02/01/27 543,479
495,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
4 .000 06/15/50 436,216
500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2024B
5 .000 06/15/53 518,443
11,420,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .000 12/15/37 6,904,467
TOTAL ILLINOIS 21,458,950

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA - 0.6%
$ 1,500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Series 1999E - AMBAC Insured
0 .000% 02/01/25 $ 1,500,000
TOTAL INDIANA 1,500,000
KENTUCKY - 2.9%
1,000,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000 09/01/43 1,021,259
1,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5 .000 08/01/32 1,066,853
3,750,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 01/01/45 3,738,105
1,080,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Refunding First Tier
Series 2021B - AGM Insured
4 .000 07/01/53 986,429
1,050,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 1,117,795
TOTAL KENTUCKY 7,930,441
MAINE - 0.9%
2,425,000 University of Maine, System Revenue Bonds, Series 2022 5 .000 03/01/47 2,530,208
TOTAL MAINE 2,530,208
MARYLAND - 3.5%
3,420,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/33 3,450,271
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Lifebridge Health Issue Series 2023
5 .000 07/01/54 1,046,109
5,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A
5 .000 05/15/45 5,059,639
TOTAL MARYLAND 9,556,019
MASSACHUSETTS - 2.0%
5,000,000 (c) Massachusetts State, General Obligation Bonds, Consolidated
Series 2024I, (UB)
5 .000 12/01/54 5,313,581
TOTAL MASSACHUSETTS 5,313,581
MICHIGAN - 1.4%
1,000,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne Criminal Justice Center Project,
Senior Lien Series 2018
5 .000 11/01/43 1,025,734
2,500,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding Series
2020 - BAM Insured
4 .000 11/01/55 2,255,963
550,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Series 2020B-1-CL2
5 .000 06/01/49 556,334
TOTAL MICHIGAN 3,838,031
MINNESOTA - 0.8%
1,145,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding
Series 2017A
5 .000 12/01/47 1,167,181
1,000,000 University of Minnesota, General Obligation Bonds, Series 2017A 5 .000 09/01/36 1,038,824
TOTAL MINNESOTA 2,206,005
NEBRASKA - 0.7%
2,000,000 Omaha Public Power District, Nebraska, Separate Electric System
Revenue Bonds, Nebraska City 2, Series 2015A
5 .250 02/01/42 2,002,424
TOTAL NEBRASKA 2,002,424
NEVADA - 1.5%
4,000,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Series 2018C
5 .250 07/01/43 4,153,832
35,000 (a) Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement
District 1 Legends at Sparks Marina, Refunding Senior Series
2019A
2 .750 06/15/28 34,213
TOTAL NEVADA 4,188,045

Portfolio of Investments January 31, 2025
(continued)
NUW

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY - 7.5%
$ 80,000 Cumberland County Improvement Authority, New Jersey,
Guaranteed Lease Revenue Bonds, County Correctional Facility
Project, Series 2018 - BAM Insured
4 .000% 10/01/43 $ 78,517
125,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Series 2018A
5 .000 01/01/38 131,647
35,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3 .125 03/01/31 34,447
30,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3 .250 03/01/32 29,544
50,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3 .500 03/01/36 49,518
25,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Foundation Academy Charter School, Series
2018A
5 .000 07/01/38 25,200
220,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, North Star Academy Charter School of Newark,
Series 2017
4 .000 07/15/37 214,657
25,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, North Star Academy Charter School of Newark,
Series 2017
5 .000 07/15/47 25,160
100,000 (a) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Teaneck Community Charter School, Series
2017A
5 .125 09/01/52 100,295
35,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5 .250 01/01/44 34,098
100,000 New Jersey Economic Development Authority, Lease Revenue
Bonds, State House Project, Series 2017B
4 .500 06/15/40 101,424
125,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 120,419
55,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Kean Properties LLC - Kean University Student
Housing Project, Series 2017A
5 .000 07/01/47 53,410
100,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Rowan Properties LLC - Rowan University
Student Housing Project, Series 2015A
5 .000 01/01/48 93,157
155,000 New Jersey Economic Development Authority, Revenue Bonds,
West Campus Housing LLC - New Jersey City University Student
Housing Project, Series 2015
5 .000 07/01/47 141,615
100,000 (a),(d) New Jersey Economic Development Authority, Revenue Bonds,
White Horse HMT Urban Renewal LLC Project, Series 2020
5 .000 01/01/40 66,097
935,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1 - NPFG Insured
5 .500 09/01/27 995,361
100,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Kean University, Refunding Series 2015H - AGM Insured
4 .000 07/01/39 99,590
5,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F
3 .750 07/01/37 3,837
100,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F
4 .000 07/01/42 71,835
100,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F
5 .000 07/01/47 76,243
75,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2013D
5 .000 07/01/38 75,035
435,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C
3 .000 07/01/41 350,613
25,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C
4 .000 07/01/46 22,151
200,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
4 .000 07/01/47 186,528
30,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
5 .000 07/01/47 30,386
150,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Hackensack Meridian Health Obligated Group, Refunding
Series 2017A
5 .000 07/01/57 151,452

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 110,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Hunterdon Medical Center, Refunding Series 2014A
4 .000% 07/01/45 $ 99,415
360,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2017A
5 .000 07/01/42 365,959
1,875,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2024A
4 .125 07/01/54 1,759,169
2,000,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2024A
5 .250 07/01/54 2,167,300
30,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Princeton HealthCare System, Series 2016A
5 .000 07/01/34 30,679
125,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Refunding Series
2016A
5 .000 07/01/43 126,531
10,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
3 .000 07/01/32 9,093
405,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
4 .000 07/01/48 357,799
130,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University Hospital Issue, Refunding Series 2015A - AGM
Insured
4 .125 07/01/38 130,069
110,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University Hospital Issue, Refunding Series 2015A - AGM
Insured
5 .000 07/01/46 110,181
50,000 (a) New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018
5 .750 10/01/38 36,856
120,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2015A
4 .000 11/01/45 111,602
270,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2016B
3 .600 11/01/40 254,496
435,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2018A
3 .875 11/01/38 427,245
125,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3 .600 04/01/33 122,916
75,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3 .750 10/01/35 74,643
665,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2019C
3 .950 10/01/44 638,036
200,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2015A
5 .000 07/01/45 200,999
5,020,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/31 3,934,691
2,170,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0 .000 12/15/39 1,166,065
255,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5 .250 06/15/41 255,874
50,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
4 .000 12/15/39 49,982
225,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
3 .500 06/15/46 197,967
100,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
4 .000 06/15/50 95,727
30,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA
4 .000 06/15/50 28,718
2,905,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024CC
5 .250 06/15/50 3,146,448
215,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
4 .000 06/01/37 210,885
305,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5 .250 06/01/46 310,656
420,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 421,381

Portfolio of Investments January 31, 2025
(continued)
NUW

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 170,000 Union County Utilities Authority, New Jersey, Solid Waste System
County Deficiency Revenue Bonds, Series 2011A
5 .000% 06/15/41 $ 170,183
TOTAL NEW JERSEY 20,373,801
NEW YORK - 7.1%
1,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .500 10/01/54 1,086,302
3,000,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007
5 .500 10/01/37 3,531,372
1,500,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017
5 .000 09/01/42 1,544,923
2,050,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018
5 .000 09/01/39 2,153,918
1,390,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
5 .000 11/15/50 1,422,845
750,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2020E
5 .000 11/15/30 828,540
200,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class D
Series 2024
4 .000 12/15/31 203,855
1,450,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024A-1
4 .000 05/01/53 1,372,985
1,510,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024A-1
5 .000 05/01/53 1,587,413
2,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5 .500 05/01/52 2,779,160
1,230,000 New York City, New York, General Obligation Bonds, Fiscal 2021
Series C
5 .000 08/01/42 1,302,652
1,325,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green
Climate Bond Certified Series 2024B-2
5 .250 05/15/54 1,431,666
TOTAL NEW YORK 19,245,631
NORTH CAROLINA - 0.7%
285,000 Mebane, North Carolina, Combined Utilities Revenue Bonds,
Series 2024
4 .000 08/01/49 270,408
1,000,000 North Carolina Capital Facilities Finance Agency, Revenue Bonds,
Duke University Project, Refunding Series 2016B
5 .000 07/01/42 1,028,084
700,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017
5 .000 01/01/32 718,941
TOTAL NORTH CAROLINA 2,017,433
OHIO - 5.2%
8,560,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5 .000 06/01/55 7,711,423
3,095,000 Central Ohio Transit Authority, Ohio, General Obligation Bonds,
Capital Facilities Limited Tax Series 2023
5 .000 12/01/48 3,302,492
1,000,000 Ohio State, Hospital Revenue Bonds, Children's Hospital Medical
Center of Akron, Series 2024A
5 .250 08/14/48 1,080,393
1,005,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B
5 .000 12/01/63 1,030,577
1,000,000 Tolles Career and Technical Center, Madison, Franklin, Delaware,
Fayette, and Union Counties, Ohio, Certificates of Participation,
School Facilities Project Series 2024
5 .250 12/01/53 1,045,182
TOTAL OHIO 14,170,067
OKLAHOMA - 0.4%
500,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 509,297
600,000 Oklahoma Water Resources Board, Oklahoma, State Loan
Program Revenue Bonds, Series 2024C
4 .000 10/01/54 567,722
TOTAL OKLAHOMA 1,077,019

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA - 5.0%
$ 50,000 Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University, Series
2017
5 .000% 10/15/37 $ 47,733
465,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
4 .000 04/01/44 433,832
500,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2024
4 .000 12/01/49 473,717
230,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 229,873
155,000 Berks County Industrial Development Authority, Pennsylvania,
Healthcare Facilities Revenue Bonds, Highlands at Wyomissing,
Series 2017A
5 .000 05/15/42 155,751
20,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6 .000 06/30/34 21,740
266,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5 .000 06/30/39 265,055
133,000 (e) Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
0 .000 06/30/44 95,696
42,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 42,781
70,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, School Lane Charter School Project, Series 2016
5 .125 03/15/36 70,706
75,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line Health
System, Series 2017A
4 .000 10/01/37 75,339
35,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2019
5 .000 12/01/51 23,914
20,000 Chester County Industrial Development Authority, Pennsylvania,
Avon Grove Charter School Revenue Bonds, Series 2017A
5 .000 12/15/47 19,574
15,000 Chester County Industrial Development Authority, Pennsylvania,
Student Housing Revenue Bonds, University Student Housing,
LLC Project at West Chester University Series 2013A
5 .000 08/01/45 14,262
35,000 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Clarion University Foundation Inc. Student
Housing Project at Clarion University, Series 2014A
5 .000 07/01/45 35,000
40,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
5 .000 06/01/33 42,089
355,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4 .000 06/01/39 355,518
70,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Asbury Pennsylvania Obligated Group,  Refunding Series
2019
5 .000 01/01/45 66,198
40,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015
4 .000 01/01/33 39,018
45,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015
5 .000 01/01/38 45,014
100,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
5 .000 01/01/29 100,606
25,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A
4 .125 01/01/38 24,041
20,000 (b) Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A,
(Pre-refunded 1/01/29)
5 .000 01/01/39 21,334
5,000 (b) Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A,
(Pre-refunded 1/01/29)
5 .000 01/01/39 5,333
5,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A
5 .000 01/01/39 5,078
30,000 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University Project, Series 2019
5 .000 05/01/48 27,179

Portfolio of Investments January 31, 2025
(continued)
NUW

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 30,000 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014
5 .000% 05/01/37 $ 29,287
245,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/42 250,635
540,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/47 549,282
40,000 (b) Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2016A, (Pre-refunded 7/01/26)
5 .000 07/01/41 41,035
185,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2016A
5 .000 07/01/41 186,596
25,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2019A
4 .000 07/01/45 22,903
150,000 Dubois Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Penn Highlands Healthcare, Series 2018
5 .000 07/15/48 139,753
100,000 (b) East Hempfield Township Industrial Development Authority,
Pennsylvania, Student Services Inc - Student Housing Project at
Millersville University, Series 2015, (Pre-refunded 7/01/25)
5 .000 07/01/47 100,782
25,000 Easton Area School District, Northampton County, Pennsylvania,
General Obligation Bonds, Series 2020B
5 .000 02/01/31 26,505
60,000 Erie Higher Education Building Authority, Pennsylvania, Revenue
Bonds, Gannon University, Series 2016
4 .000 05/01/46 49,906
35,000 Huntingdon County General Authority, Pennsylvania, Revenue
Bonds, Juniata College, Series 2016OO2
3 .500 05/01/41 28,491
20,000 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Masonic Villages Project, Series 2015
5 .000 11/01/35 20,023
40,000 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Saint Anne's Retirement Community, Inc., Series
2020
5 .000 03/01/50 33,663
100,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue
Bonds, Good Shepherd Group, Refunding Series 2016
4 .000 11/01/41 92,471
100,000 (a) Monroe County Industrial Development Authority, Pennsylvania,
Special Obligation Revenue Bonds, Tobyhanna Township Project,
Series 2014
6 .875 07/01/33 99,859
50,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5 .000 09/01/48 50,639
90,000 Northampton County General Purpose Authority, Pennsylvania,
Revenue Bonds, Lafayette College, Refunding Series 2018
4 .000 11/01/38 90,206
55,000 Northampton County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc.,
Series 2019
5 .000 11/01/44 50,407
35,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
4 .000 11/01/39 30,709
60,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
5 .000 11/01/42 58,489
450,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-121
3 .200 10/01/41 383,382
65,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-123B
3 .450 10/01/32 64,323
45,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125B
3 .700 10/01/47 38,724
45,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .500 10/01/45 32,338
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
4 .600 10/01/44 1,010,810
3,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-146A
4 .750 04/01/53 3,019,893
100,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate Series
2014A
4 .750 12/01/37 101,954
1,000,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Lien Series 2021A
4 .000 12/01/51 951,458
100,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Subordinate Series 2018B
5 .000 12/01/48 102,633

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 585,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2015B
5 .000% 12/01/45 $ 588,244
1,615,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2024C
5 .250 12/01/54 1,749,852
50,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A
4 .000 12/01/49 46,961
25,000 (a) Philadelphia Authority for Industrial Development, Pennsylvania,
Charter School Revenue Bonds, Philadelphia Performing Arts: A
String Theory Charter School, Series 2020
5 .000 06/15/50 24,592
70,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, La Salle University, Series 2017
3 .625 05/01/35 53,094
5,000 (a),(b),(d) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, University of the Arts, Series 2017, (Pre-refunded
3/15/28)
5 .000 03/15/45 5,320
44,612 (a),(d) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, University of the Arts, Series 2017
5 .000 03/15/45 26,767
100,000 Pittsburgh and Allegheny County Sports and Exhibition Authority,
Pennsylvania, Parking Revenue Bonds, Series 2017
5 .000 12/15/34 103,249
145,000 (b) Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2016B, (Pre-
refunded 1/01/27)
5 .000 07/01/45 150,864
55,000 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2016B
5 .000 07/01/45 55,507
35,000 Rostraver Township, Westmoreland County, Pennsylvania,
General Obligation Bonds, Series 2018 - AGM Insured
3 .500 09/01/34 34,553
100,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
5 .000 06/01/46 87,396
10,000 The Redevelopment Authority of the City of Scranton,
Lackawanna county, Pennsylvania, Guaranteed Lease Revenue
Bonds, Series 2016A
5 .000 11/15/28 10,004
40,000 Upper Allegheny Joint Sanitary Authority, Allegheny County,
Pennsylvania, Sewer Revenue Bonds, Refunding Series 2019A -
AGM Insured
3 .000 09/01/44 33,083
145,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
3 .375 11/01/36 127,445
15,000 Washington County Redevelopment Authority, Pennsylvania,
Tanger Outlet Victory Center Tax Increment Bonds, Series 2018
5 .000 07/01/35 15,003
TOTAL PENNSYLVANIA 13,505,471
PUERTO RICO - 3.2%
1,170,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 853,448
1,739,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 1,743,276
3,812,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 3,813,058
710,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 711,789
1,360,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 1,349,473
10,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 9,923
49,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 48,309
TOTAL PUERTO RICO 8,529,276

Portfolio of Investments January 31, 2025
(continued)
NUW

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA - 3.1%
$ 5,435,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AGC Insured
0 .000% 01/01/29 $ 4,690,490
1,250,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, McLeod Health Project, Series
2024
5 .250 11/01/54 1,342,266
1,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/54 1,091,626
1,250,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Improvement Series 2024A
5 .500 12/01/54 1,357,289
TOTAL SOUTH CAROLINA 8,481,671
TENNESSEE - 3.5%
3,090,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-2
5 .000 08/01/44 3,147,240
4,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 4,119,918
2,160,000 West Wilson Utility District, Wilson County, Tennessee, Water
Revenue Bonds, Improvement Series 2022
4 .000 06/01/47 2,079,767
TOTAL TENNESSEE 9,346,925
TEXAS - 11.5%
1,000,000 Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023
5 .000 02/15/48 1,044,720
500,000 Comal Independent School District, Comal, Bexar, Guadalupe,
Hays, and Kendall Counties, Texas, General Obligation Bonds,
Refunding School Building Series 2024
4 .000 02/15/49 476,037
500,000 Garland, Dallas, Collin and Rockwell Counties, Texas, Electric
Utility System Revenue Bonds, Refunding Series 2024
5 .000 03/01/50 526,399
1,595,000 Greenwood Independent School District, Midland County, Texas,
School Building Bonds, Series 2024
4 .000 02/15/54 1,500,104
1,000,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2024C, (Mandatory Put 7/01/29)
5 .000 07/01/54 1,071,022
3,000,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/32 2,219,151
7,935,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/33 5,592,645
1,145,000 Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse
Refunding Series 2024
5 .250 02/15/59 1,228,391
2,430,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2021A
5 .000 05/15/51 2,515,466
1,000,000 New Caney Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2024
4 .000 02/15/54 945,104
1,000,000 San Antonio, Texas, Electric and Gas Systems Revenue Bonds,
Refunding New Series 2024B
5 .000 02/01/54 1,053,035
250,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series
2016A
5 .000 02/15/41 253,811
1,600,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express
Managed Lanes Project, Refunding Senior Lien Series 2019A
5 .000 12/31/35 1,691,460
1,000,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
5 .000 08/01/57 1,011,911
7,635,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2016
4 .000 10/15/41 7,514,166
2,500,000 (c) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2017A, (UB)
4 .000 10/15/42 2,468,899
TOTAL TEXAS 31,112,321

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH - 0.6%
$ 1,500,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2017B
5 .000% 07/01/47 $ 1,523,435
TOTAL UTAH 1,523,435
VIRGINIA - 1.3%
1,160,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5 .000 07/01/51 1,164,162
1,400,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B
4 .875 07/15/40 1,432,242
1,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-II
4 .600 10/01/54 1,000,395
TOTAL VIRGINIA 3,596,799
WASHINGTON - 2.9%
3,330,000 Chelan County Public Utility District 1, Washington, Columbia
River-Rock Island Hydro-Electric System Revenue Refunding
Bonds, Series 1997A - NPFG Insured
0 .000 06/01/29 2,880,086
690,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/30 711,712
2,165,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Series2021B. Exchange
Purchase
4 .000 07/01/37 2,109,156
2,000,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000 07/01/58 2,028,715
TOTAL WASHINGTON 7,729,669
WEST VIRGINIA - 0.9%
530,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5 .000 01/01/34 548,473
1,800,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2019A
5 .000 09/01/38 1,842,865
TOTAL WEST VIRGINIA 2,391,338
TOTAL MUNICIPAL BONDS
(Cost $267,370,664) 273,892,878
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
16278 VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% 16278
CONSUMER SERVICES - 0.0%
9,122 (f) University of the Arts, Term Loan 12 .380 12/16/25 9,122
953 (f) University of the Arts, Term Loan 14 .340 08/16/25 953
3,466 (f) University of the Arts, Term Loan 14 .340 08/16/25 3,466
2,737 (f) University of the Arts, Term Loan 14 .340 09/16/25 2,737
TOTAL CONSUMER SERVICES 16,278
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $15,002) 16,278
TOTAL LONG-TERM INVESTMENTS
(Cost $267,385,666) 273,909,156
FLOATING RATE OBLIGATIONS - (2.2)% (6,000,000)
OTHER ASSETS & LIABILITIES, NET -  1.1% 3,021,571
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 270,930,727
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $973,947 or 0.4% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

Portfolio of Investments January 31, 2025
(continued)
NUW

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
NUW
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 273,892,878 $ – $ 273,892,878
Variable Rate Senior Loan Interests – – 16,278 16,278
Total $ – $ 273,892,878 $ 16,278 $ 273,909,156